Details of the Statements of Profit or Loss and other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2025
Details of the Statements of Profit or Loss and other Comprehensive Income [Abstract]
Schedule of Revenues	Revenues
	For the year ended December 31
	2025	2024*	2023*
	€ in thousands
Revenues from the sale of solar electricity	25,028	22,853	29,801
Revenues from the sale of gas and power produced by anaerobic digestion plants	8,863	11,574	17,628
Revenues from subsidies	8,936	6,040	1,406
Total revenues	42,827	40,467	48,834

*	Reclassified due to separate presentation of Revenues from subsidies.

Schedule of Operating Costs, Depreciation and Amortization	Operating Costs, Depreciation and Amortization
	For the year ended December 31
	2025	2024	2023
	€ in thousands
Depreciation from fixed assets	15,781	15,258	15,405
Depreciation from right-of-use assets	698	629	607
Professional services	2,720	1,541	2,549
Operating and maintenance services	13,720	14,681	16,276
System operator charges	1,151	1,688	2,385
Insurance	1,150	746	842
Other	669	1,147	809
Total operating costs	35,889	35,690	38,873

Schedule of General and Administrative Expenses	General and Administrative Expenses
	For the year ended December 31
	2025	2024	2023
	€ in thousands
Salaries and related compensation	2,893	1,848	1,797
Professional services	2,486	3,275	2,306
Other	990	940	1,180
Total general and administrative expenses	6,369	6,063	5,283

Schedule of Financing Income	Financing income
	For the year ended December 31
	2025	2024	2023
	€ in thousands
Interest income	2,314	2,495	2,015
Gain from revaluation of derivatives and warrants	562	1,140	251
Gain from exchange rate differences, net	-	-	6,732
Total financing income	2,876	3,635	8,998

Schedule of Financing Expenses	Financing expenses
	For the year ended December 31
	2025	2024	2023
	€ in thousands
Debentures interest and related expenses	8,316	6,641	3,876
Interest and commissions related to projects finance	6,364	5,938	5,825
Amortization of capitalized expenses related to projects finance	248	252	252
Interest on minority shareholder loan	2,047	2,144	2,014
Bank charges and other commissions	548	206	247
Interest on lease liability	459	337	341
Loss from exchange rate differences, net	8,335	7,768	-
Total financing expenses	26,317	23,286	12,555